Earnings per share (Details Textual) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2021 INR (₨) shares	Mar. 31, 2021 USD ($) shares	Mar. 31, 2020 INR (₨) shares	Mar. 31, 2019 INR (₨) shares
Earnings per share [line items]
Profit	₨ 1,531,862	$ 20,838	₨ 705,377	₨ 1,068,703
Weighted average number of ordinary shares outstanding	179,533,536	179,533,536	179,180,285	154,330,243
Number of outstanding share option	7,780,278	7,780,278